Pension and other post-retirement benefits (Details 11) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Actuarial gains/(losses)
Increase (Decrease) in Accumulated other Comprehensive Income
OCI, before Reclassifications, Net of Tax, Attributable to Parent	SFr (327)	SFr 44	SFr (710)
Net prior service credit/ (cost)
Increase (Decrease) in Accumulated other Comprehensive Income
OCI, before Reclassifications, Net of Tax, Attributable to Parent	(5)	338	(26)
Bank | Actuarial gains/(losses)
Increase (Decrease) in Accumulated other Comprehensive Income
OCI, before Reclassifications, Net of Tax, Attributable to Parent	(55)	(42)	(18)
Bank | Net prior service credit/ (cost)
Increase (Decrease) in Accumulated other Comprehensive Income
OCI, before Reclassifications, Net of Tax, Attributable to Parent	SFr (4)	SFr 0	SFr (10)